INTANGIBLE ASSETS - Changes in Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets
Balance at beginning of year	$ 65,626
Amortization and impairment charges	(545)	$ (6,018)	$ (16,235)
Write-Off due to the transfer of rights in Movantik	18,082
Balance at end of year	5,578	65,626
R&D assets
Reconciliation of changes in intangible assets
Balance at beginning of year	5,609
Balance at end of year	5,578	5,609
R&D assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	5,757	5,757
Balance at end of year	5,757	5,757	5,757
R&D assets | Accumulated amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(148)	(116)
Amortization charges	(31)	(32)
Balance at end of year	(179)	(148)	(116)
Commercialization assets
Reconciliation of changes in intangible assets
Balance at beginning of year	60,017
Balance at end of year		60,017
Commercialization assets | Cost
Reconciliation of changes in intangible assets
Balance at beginning of year	89,373	89,373
Write off during the year	77,585
Balance at end of year	11,788	89,373	89,373
Commercialization assets | Accumulated impairments and amortization
Reconciliation of changes in intangible assets
Balance at beginning of year	(29,356)	(23,370)
Amortization and impairment charges	(514)	(5,986)
Balance at end of year	$ (11,788)	$ (29,356)	$ (23,370)